Financial guarantee liabilities and financial guarantee assets	12 Months Ended
Dec. 31, 2024
Financial guarantee liabilities and financial guarantee assets
Financial guarantee liabilities and financial guarantee assets

9.Financial guarantee liabilities and financial guarantee assets

(i) Financial guarantee liabilities

The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	13,736	6,914	43
Fair value of financial guarantee liabilities upon the inception of new loans	2,840	—	—
Release of financial guarantee liabilities upon repayment	(9,662)	(6,871)	(43)
Balance at the end of the year	6,914	43	—

(ii) Financial guarantee assets, net

The financial guarantee assets, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term:
Short-term financial guarantee assets receivable	43	—
Allowance for credit losses	—	—
Short-term financial guarantee assets receivable, net	43	—

9.Financial guarantee liabilities and financial guarantee assets (Continued)

The movement of the allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 consist of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	605	434	—
Reversal	(171)	(434)	—
Balance at end of the year	434	—	—